Taxation	6 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Taxation
10	Taxation
Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)	Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong
Under the current tax laws of Hong Kong, Tencent Music Entertainment Hong Kong Limited (“TME HK”) is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operation in Hong Kong. Dividends from TME HK is exempted from withholding tax.

(iii)	PRC
Under the Corporate Income Tax (“CIT”) Law, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%. except for available preferential tax treatment, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) and “Software Enterprise” (“SE”), and enterprise established in certain special economic development zones. In accordance with the implementation rules of the CIT Law, a qualified HNTE is eligible for a preferential tax rate of 15% and a SE is entitled to an exemption from income taxation for the first two years, commencing from the year the enterprise makes profit, and a reduction of half tax rate for the next three years.
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”) and Beijing Kuwo Technology Co., Ltd. (“Beijing Kuwo”) have been recognized as HNTE by relevant government authorities and were entitled to preferential tax rate of 15% for the six months ended June 30 2019 and 2020. Yeelion Online Network Technology (Beijing) Co., Ltd. (‘‘Yeelion Online”) and Tencent Music Entertainment Technology (Shenzhen) Co., Ltd (‘‘TME Tech Shenzhen”) were qualified as SE and have entitled to tax holiday starting from the year ended December 31, 2017 (i.e. their first profitable year in 2017). Yeelion Online and TME Tech Shenzhen were entitled to a reduced tax rate of 12.5% for the six months ended June 30, 2019 and 2020.
Meanwhile a subsidiary of the Group, Guangzhou Fanxing Entertainment Information Technology Co., Ltd. (“Fanxing”) was in the process of renewing the entitlements as a HNTE by applying to the relevant government authorities as of June 30, 2020. The management of the Company expect that they will continued to be approved as HNTE. As such, corporate income tax rate of 15% was adopted by Fanxing in accruing for its corporate income tax liabilities for the six months ended June 30, 2020.
In addition, for the six months end June 30, 2020, certain subsidiaries of the Group were established in a special economic development zone and entitled to a tax concession of exemption from CIT for five years, commencing from the first profitable year. Furthermore, the Group also has certain subsidiaries subject to other preferential tax treatment for certain reduced tax rates of 5% to 10%.
The income tax expense of the Group for the six months ended June 30, 2019 and 2020 are analysed as follows:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Current income tax	331	292
Deferred income tax	(60)	(23)

Total income tax expense	271	269